ENTITY-WIDE DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 48,168	$ 35,652	$ 25,197
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,236	25,993	17,529
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,795	6,085	4,322
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,930	1,532	1,774
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	662	817	761
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,545	$ 1,225	$ 811